Key Management Personnel Compensation	6 Months Ended
Dec. 31, 2022
Key Management Personnel Compensation [Abstract]
Key Management Personnel Compensation

Note 7 Key Management Personnel Compensation

The totals of remuneration paid to key management personnel (KMP) of the Group are as follows:

	Six Months Ended December 31,	Restated Twelve Months Ended June 30,
(in U.S. dollars)	2022	2022	2021	2020
Short-term employee benefits	$1,457,122	$3,202,116	$1,441,079	$1,252,444
Post-employment benefits	21,774	144,594	21,823	30,979
Termination benefits	—	—	55,866	—
Share-based compensation	4,006,311	12,118,927	3,408,369	4,610,649
Total KMP compensation	$5,485,207	$15,465,637	$4,927,137	$5,894,072

Short-term employee benefits

These amounts include fees and benefits paid to the non-executive Chairman as well as all salary, paid leave benefits and fringe benefits paid to Executive Directors.

Post-employment benefits

These amounts are the superannuation contributions made during the year.

Share-based compensation

These amounts represent the expense related to the participation of KMP in equity-settled benefit schemes as measured by the fair value of the options and performance rights on grant date.